Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Additional Information (Details) $ in Millions		12 Months Ended
	Oct. 01, 2012 shares	Dec. 27, 2014 USD ($) shares	Dec. 28, 2013 USD ($) shares	Dec. 29, 2012 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Common stock, shares issued | shares	592,000,000	601,402,816	596,843,449	592,783,696
Description of shares distributed in connection with Spin-Off	Holders of Mondelēz International common stock received one share of Kraft Foods Group common stock for every three shares of Mondelēz International common stock held on September 19, 2012.
Stock distribution ratio received in Spin-Off	0.3333
Cash and cash equivalents maximum maturity period		3 months
Advertising expense		$ 652	$ 747	$ 640
Research and development expense		$ 149	$ 142	$ 143
Active environmental proceedings		56
Maximum | Machinery and Equipment
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life		20 years
Maximum | Building and Improvements
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life		40 years
Maximum | Software Costs
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life		7 years
Minimum | Machinery and Equipment
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life		3 years